Members' Equity Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2010 Common Class A [Member]
Capital Unit [Line Items]
Limited Partners' Capital Account, Units Outstanding				156,644,153	144,675,751	127,606,229	83,425,378
Warrant Exercise Price	6.00
Stockholders' Equity, Other Shares		5,300,588	14,957,540
Equity Issuance, Market Value	$ 100
Equity Units, Issued	686,759
Equity Proceeds, Net of Offering Costs	5.6
Stock Issued During Period, Shares, New Issues	10,350,000	10,120,000		11,036,759	10,954,327
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 92.3	$ 84.3